Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 19, 2008

Neuberger Berman Guardian Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Socially Responsive Fund

Investor Class

Beginning June 15, 2009, only certain investors will be allowed to purchase Investor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund, as follows:

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Grandfathered Investors may purchase Investor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund. “Grandfathered Investors” are investors in the Neuberger Berman family of funds who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account in Investor Class or Trust Class shares since that date.

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Investors in the Neuberger Berman family of funds who established accounts in Investor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to June 15, 2009, and who continuously maintain an account in Investor Class shares of such a Fund, may continue to purchase Investor Class shares of that Fund.

The date of this supplement is June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 19, 2008

Neuberger Berman International Large Cap Fund
Neuberger Berman Real Estate Fund
Neuberger Berman Small and Mid Cap Growth Fund

Trust Class

The fourth paragraph in the section entitled “Maintaining Your Account” under the subheading “When you buy shares” is deleted and replaced with the following paragraph:

Only Grandfathered Investors may purchase Trust Class shares of Neuberger Berman International Large Cap Fund. “Grandfathered Investors” are investors in the Neuberger Berman family of funds who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account in Investor Class or Trust Class shares since that date.

The date of this supplement is June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectuses dated October 8, 2008, December 19, 2008, April 3, 2009, as amended, and May 15, 2009

Neuberger Berman Climate Change Fund
Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund
Neuberger Berman Guardian Fund
Neuberger Berman International Large Cap Fund
Neuberger Berman Large Cap Disciplined Growth Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Select Equities Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Socially Responsive Fund

Class A and Class C

The first paragraph in the section entitled “Grandfathered Investors” in the Class A and Class C prospectuses for the Funds is deleted and replaced with the following paragraph:

“Grandfathered Investors” are investors in the Neuberger Berman family of funds who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account in Investor Class or Trust Class shares since that date. Investor Class shares are sold with no initial sales charge and no 12b-1 fee (except for Investor Class shares of Neuberger Berman Core Bond Fund, which has a 12b-1 fee). Trust Class shares are sold with no initial sales charge and may have a 12b-1 fee.

In addition, the third paragraph in the section entitled “Grandfathered Investors” in the Class A and Class C prospectus for Neuberger Berman Large Cap Disciplined Growth Fund is deleted.

The date of this supplement is June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264
www.nb.com